UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                   October 1, 2006 to October 31, 2006

        Commission File Number of issuing entity:  333-132042-35

     Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-2B
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-132042

                           IndyMac MBS, Inc.
         (Exact name of depositor as specified in its Charter)

                          IndyMac Bank, F.S.B
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                          Remic I   61-1511476
                          Remic II  61-1511477
                          Remic III 61-1511478
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (800) 669-2300

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 27, 2006 a distribution was made to holders of Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-2B, Home Equity Mortgage Loan Asset-Backed Certificates Series INDS 2006-2B

         Fourteen loan(s) with an aggregate schedule balance of $1,317,263.02 was repurchased for material breach of representations and warranties.

         This amendment on Form 10-D/A amends and supersedes in its entirety the Form 10-D/A of IndyMac MBS, Inc., Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-2B, Home Equity Mortgage Loan Asset-Backed Certificates Series INDS 2006-2B previously filed on January 12, 2007.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

           Ex. 99.1 Statement to Certificateholders on November 27, 2006 is
                    Filed as Exhibit 99.1 hereto.

           Ex. 99.2 FGIC Financial Data as described in the attached
                     Exhibit 99.2 hereto.

         (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above in the Exhibit Index that immediately follows the signature page hereof.





                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           IndyMac MBS, Inc.
                                           (Depositor)

                                           /s/ Beverlin Hammett
                                           Name: Beverlin Hammett
                                           Title: First Vice President

     Date:  July 11, 2007



Exhibit Number        Description

    99.1 Monthly report distributed to holders of the Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-2B, Home Equity Mortgage Loan Asset-Backed Certificates Series INDS 2006-2B

    99.2             FGIC Financial Data